Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Losses)/gains on cash flow hedges	$ 4	$ 0	$ 1
Exchange (losses)/gains on retranslation of foreign operations, tax	4	3	2
(Losses)/gains on equity instruments classified as fair value through other comprehensive income	4	2	2
Re-measurement (losses)/gains on defined benefit plans, related tax credit/(charge)	$ 1	$ 1	$ 4